BUSINESS COMBINATIONS - Schedule of Net Assets Acquired - 10K (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Apr. 21, 2015	Oct. 09, 2013	Nov. 30, 2015	Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014	Jun. 30, 2016	Dec. 31, 2013
Estimated Fair Values of Net Assets Acquired
Goodwill					$ 469.7	[1]	$ 464.1	$ 476.7	$ 472.3
Customer relationships [Member]
Measurement Period Adjustments
Weighted average remaining useful life					16 years		17 years
Distribution rights [Member]
Measurement Period Adjustments
Weighted average remaining useful life					5 years
Acquisitions 2015 [Member]
Business Acquisition [Line Items]
Purchase Consideration					$ 12.5
Total Net Assets Acquired					2.4
Estimated Fair Values of Net Assets Acquired
Purchased Intangible Assets					8.1
Goodwill					$ 1.9
CBBeauty Group [Member]
Business Acquisition [Line Items]
Purchase Consideration	$ 48.6
Total Net Assets Acquired	2.3
Estimated Fair Values of Net Assets Acquired
Purchased Intangible Assets	12.1
Goodwill	19.5
Total consideration	33.9
CBBeauty Group [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Total Net Assets Acquired	3.9
Estimated Fair Values of Net Assets Acquired
Purchased Intangible Assets	11.9
Goodwill	18.8
Total consideration	34.6
CBBeauty Group [Member] | Scenario, Adjustment [Member]
Measurement Period Adjustments
Intangible assets	0.2
Goodwill, Period Increase (Decrease)	0.7
Total Net Assets Acquired	(1.6)
Total consideration	(0.7)
CBBeauty Group [Member] | Customer relationships [Member]
Estimated Fair Values of Net Assets Acquired
Purchased Intangible Assets	$ 7.0
Measurement Period Adjustments
Weighted average remaining useful life	14 years
CBBeauty Group [Member] | Distribution rights [Member]
Estimated Fair Values of Net Assets Acquired
Purchased Intangible Assets	$ 3.5
Measurement Period Adjustments
Weighted average remaining useful life	8 years
CBBeauty Group [Member] | Trade names, finite-lived [Member]
Estimated Fair Values of Net Assets Acquired
Purchased Intangible Assets	$ 1.6
Measurement Period Adjustments
Weighted average remaining useful life	5 years
American Crew and Revlon Professional Distribution Rights - Australia [Member]
Business Acquisition [Line Items]
Purchase Consideration				$ 4.4
Total Net Assets Acquired				1.4
Estimated Fair Values of Net Assets Acquired
Purchased Intangible Assets				2.9
Goodwill				$ 0.0
Measurement Period Adjustments
Weighted average remaining useful life			10 years
Cutex Brands, LLC [Member]
Business Acquisition [Line Items]
Purchase Consideration			$ 8.1
Total Net Assets Acquired			1.0
Estimated Fair Values of Net Assets Acquired
Inventories			1.0
Purchased Intangible Assets			5.2
Goodwill			1.9
Cutex Brands, LLC [Member] | Trade names, finite-lived [Member]
Estimated Fair Values of Net Assets Acquired
Total acquired intangible assets			3.6
Cutex Brands, LLC [Member] | Customer networks [Member]
Estimated Fair Values of Net Assets Acquired
Total acquired intangible assets			$ 1.6
The Colomer Group Participations, S.L. [Member]
Business Acquisition [Line Items]
Purchase Consideration		$ 664.5
Estimated Fair Values of Net Assets Acquired
Cash and cash equivalents		36.9
Trade receivables		83.9
Inventories		75.1
Prepaid expenses and other		31.3
Property, plant and equipment		96.7
Total acquired intangible assets		298.1
Goodwill		253.3
Deferred tax asset - noncurrent		53.1
Other assets		5.8
Total assets acquired		934.2
Accounts payable		48.0
Accrued expenses and other		65.6
Long-term debt		0.9
Long-term pension and other benefit plan liabilities		4.5
Deferred tax liability		125.4
Other long-term liabilities		25.3
Total liabilities assumed		269.7
Total consideration		664.5
Measurement Period Adjustments
Goodwill		0.9
Goodwill, Period Increase (Decrease)		$ 3.3
Weighted average remaining useful life		20 years
The Colomer Group Participations, S.L. [Member] | Scenario, Previously Reported [Member]
Estimated Fair Values of Net Assets Acquired
Cash and cash equivalents		$ 36.9
Trade receivables		83.9
Inventories		75.1
Prepaid expenses and other		31.3
Property, plant and equipment		96.7
Total acquired intangible assets		292.7
Goodwill		255.7
Deferred tax asset - noncurrent		53.1
Other assets		1.9
Total assets acquired		927.3
Accounts payable		48.0
Accrued expenses and other		65.6
Long-term debt		0.9
Long-term pension and other benefit plan liabilities		4.5
Deferred tax liability		123.3
Other long-term liabilities		20.5
Total liabilities assumed		262.8
Total consideration		$ 664.5
Measurement Period Adjustments
Weighted average remaining useful life		10 years
The Colomer Group Participations, S.L. [Member] | Scenario, Adjustment [Member]
Measurement Period Adjustments
Cash and cash equivalents		$ 0.0
Trade receivables		0.0
Inventories		0.0
Prepaid expenses and other		0.0
Property, plant and equipment		0.0
Intangible assets		5.4
Deferred tax asset - noncurrent		0.0
Other assets		3.9
Total assets acquired		6.9
Accounts payable		0.0
Accrued expenses and other		0.0
Long-term debt		0.0
Long-term pension and other benefit plan liabilities		0.0
Deferred tax liability		2.1
Goodwill, Period Increase (Decrease)		(2.4)
Other long-term liabilities		4.8
Total liabilities assumed		6.9
Total consideration		$ 0.0

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.